Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Undiscounted Liabilities and Future Operating Commitments

A summary of undiscounted liabilities and future operating commitments at December 31, 2018, are as follows:

	Total	Within 1 year	2 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	$36,484	$36,484	$-	$-
Equipment loan payable	4,535	1,342	3,193	-
Other financial liability	2,441	-	2,441	-
Interest payments on equipment financing	539	265	274	-
Interest payments on other financial liability	1,000	151	849	-
	44,999	38,242	6,757	-
Commitments
Future operating commitments (1) (2)	7,042	3,349	3,693	-
Provision for site reclamation and closure (3)	39,761	-	-	39,761
Other provisions (4)	1,412	1,412	-	-
	48,215	4,761	3,693	39,761
Total financial liabilities and commitments	$93,214	$43,003	$10,450	$39,761

(1)

The future operating commitments of the Company are mainly due to the cyanide contract with Cyanco Company LLC (“Cyanco”). A four-year contract with Cyanco was signed effective October 6, 2016, which includes a requirement of purchasing a minimum volume of 5,000,000 pounds per year. Operating commitments also include leases for the office premises.

(2)

Contractual commitments are defined as agreements that are enforceable and legally binding. Certain contractual commitments may contain cancellation clauses; the Company discloses the contractual operating commitments based on management's intent to fulfil the contracts.

(3)

Provision for site reclamation and closure represents the undiscounted amount of the estimated cash flows required to settle the retirement obligations of the San Francisco Mine and of the Florida Canyon Mine. The undiscounted amounts are $5,840 and $33,921, respectively.

(4)

Other provisions represent the undiscounted amount of the demobilization costs related to the Peal de Mexico, S.A. DE C.V. (“Peal”) contract, whereby the Company is responsible for demobilization costs payable one month prior to the end of the mining contract. This obligation has been recorded at an annualized discount rate of 2.3%, reflecting the implied interest rate, and calculated according to the formula stipulated in the contract. At December 31, 2018, this obligation was determined to be $1,412.